Common Stock and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Share-based Payment Arrangement [Abstract]
Common Stock and Stock-Based Compensation

18. Common Stock and Stock-Based Compensation

On November 2, 2020, the Company completed its IPO of 28,750,000 shares of its common stock at an offering price of $14.00 per share, of which 25,000,000 shares were sold by the Company and 3,750,000 shares were sold by selling stockholders, resulting in net proceeds to the Company of approximately $321,425, after deducting $20,125 of underwriting discounts and $8,450 of offering costs. The Company’s common stock is now listed on the Nasdaq Global Select Market under the ticker symbol “ALGM.”

Prior to the IPO, the Company had two classes of common stock, Class A common stock and Class L common stock. The Company’s Board of Directors authorized 12,500,000 shares of Class A common stock at par value of $0.01, out of which the Company issued 6,720,000 to Sanken in exchange for its previous shares of common stock. The previous single class of common stock was retired in full. The Company sold 2,880,000 shares of newly issued Class A common stock, representing a 28.8% ownership interest, to OEP for cash consideration of $291,000 (the “OEP Transaction”). The stock issuance proceeds were recorded net of $9,260 of related transaction costs. The Company’s Board of Directors authorized 1,000,000 shares of Class L common stock at a par value of $0.01.

Both Class A and Class L common stock were entitled to dividends when, and if, declared by the Board of Directors. Holders of shares of Class A common stock were entitled to a priority dividend of 8%. After holders of shares of Class A common stock receive an annualized return on capital of 8%, distributions of the remaining value were split between holders of shares of Class A common stock and Class L common stock based on the achievement of certain return targets.

Each outstanding share of Class A common stock entitled the holder to one vote on each matter submitted to a vote of the stockholders of the Company, including the election of the Board of Directors. Holders of Class L common stock were not entitled to vote.

In the event of voluntary or involuntary liquidation, dissolution or winding-up of the Company, any amounts available for distribution by the Company were to be paid to the holders of Class A common stock and Class L common stock, as if such distribution were a dividend paid, factoring in the priorities as described above.

Upon the earliest of (i) an IPO; (ii) change of control; (iii) the date OEP and its affiliates cease to own any shares of capital stock of the Company; or (iv) at the election of the Board of Directors, any merger transaction involving the Company or its subsidiaries, each outstanding share of Class L common stock would convert into Class A common stock.

Also, in connection with the OEP Transaction, the Company granted 400,000 unvested shares of Class A common stock and 597,400 unvested shares of Class L common stock to certain Company employees. The shares of Class A common stock vest to the grantees over a service period of 60 months. However, they remain subject to the Company’s repurchase right at par value in the event that either (i) a change in control has not occurred or (ii) the Company has not consummated an IPO by the seventh anniversary of the OEP Transaction. As of March 27, 2020, the Company was not able to determine whether such a change in control or IPO was probable, and therefore, no amount of stock-based compensation was recognized for the unvested shares of Class A common stock at that time. As a result of the Company’s IPO closing on November 2, 2020, the unvested shares of Class A common stock immediately become vested and the Company recognized $40,440 of one-time stock-based compensation (400,000 shares to management at $101.10 per share) at that time.

The Class L unvested shares vested on a straight-line basis over a service period of four years. Class L unvested shares had no other vesting conditions. If an IPO occurred, 25% of the unvested awards would accelerate vesting if 25% or more of the awards are unvested at the time of the IPO. If a change in control occurs, 100% of the then unvested awards would accelerate vesting. Accordingly, based on the Company’s IPO closing on November 2, 2020, the Company accelerated the vesting of the 25% unvested awards at that time.

Prior to the IPO, the Company issued 17,203 shares of Class L common stock during the nine-month period ended December 25, 2020 with a weighted average price per share of $33.83 and issued 30,300 shares of Class L common stock during the nine-month period ended December 27, 2019 with a weighted average price per share of $26.93.

On October 2, 2020, the Company repurchased an aggregate of 1,997 shares of its Class L common stock from certain of its directors and one of its non-executive employees for an aggregate purchase price of $408 in connection with (i) in the case of such directors, the settlement of certain outstanding promissory notes issued by the Company to such directors, and (ii) in the case of such non-executive employee, to satisfy certain withholding tax obligations triggered by the vesting of such shares in accordance with the terms of the applicable award agreement.

Immediately following the pricing of the IPO on November 2, 2020, all outstanding shares of Class A common stock and Class L common stock were automatically converted into an aggregate of 166,500,000 shares of common stock (the “Common Stock Conversion”). Outstanding shares of Class A and Class L common stock were converted to common stock in the Common Stock Conversion at conversion rates of approximately 15.822 and 13.010 shares of common stock to each share of Class A and Class L common stock, respectively. As part of the Common Stock Conversion, 2,066,508 and 1,766 shares of common stock were returned to the Company for tax payments made on behalf of holders of Class A common stock and Class L common stock, respectively, in withhold to cover tax transactions. Outstanding loan amounts related to Class L common stock in the aggregate amount of $753 were extinguished on October 2, 2020.

The following table presents the respective number of shares of common stock and unvested restricted common stock issued in the Common Stock Conversion. The number of shares of common stock and unvested restricted common stock issuable are based upon the vesting provisions of the outstanding shares and reflect the shares vested and unvested at the date of conversion.

	Shares of Common Stock	Shares of Unvested Restricted Common Stock	Total Shares of Common Stock
Class A common stock	156,155,403	—	156,155,403
Class L common stock	7,816,574	459,749	8,276,323

Total	163,971,977	459,749	164,431,726

Prior to the IPO, there were 638,298 shares of Class L common stock outstanding at a weighted average price per share of $11.99. As noted in the above table, as part of the Common Stock Conversion, the Class L common stock was converted to 7,816,574 shares of common stock and 459,749 of unvested restricted common stock at weighted average prices per share of $14.00.

In connection with its IPO, the Company offered certain employees (excluding its named executive officers) who were eligible to receive cash bonuses under the Company’s LTCIP and TRIP the opportunity to elect to receive RSUs under its 2020 Omnibus Incentive Compensation Plan in lieu of cash payouts under the LTCIP and/or TRIP, through the LTCIP/TRIP Award RSU Conversion Program (the “RSU Conversion Program”). The expense related to the LTCIP and TRIP awards elected to be exchanged in the RSU Conversion Program amounted to $607 and $421, respectively. The number of RSUs granted to employees that elected to participate in the RSU Conversion Program is determined as a percentage of the employee’s target bonus under the LTCIP or TRIP, and amounted to 602,490 and 348,911 RSUs on behalf of the LTCIP and TRIP conversion, respectively, at a grant date fair value of $14.00. If an employee elected to not to participate in the RSU Conversion Program, the LTCIP or TRIP award will continue under its existing terms and conditions.

In addition to above, the Company also issued RSUs to its non-employee directors as consideration for their provision of future services. The stock-based compensation expense related to RSUs is measured based on the fair value market price of the Company’s common shares on the grant date and is recognized on a straight-line basis over the requisite service period, which coincides with the vesting period. RSUs can only be exchanged and settled for the Company’s common shares, on a one-to-one basis, upon vesting. RSUs are generally subject to forfeiture prior to the release of vesting restrictions. Included in the table below is a total amount of 54,644 RSUs issued to such non-employee directors.

The following table summarizes the RSU activity for the nine-month period ended December 25, 2020:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding—March 27, 2020	—	$—	—	$—
Granted	1,426,944	14.04
Vested	(376)	14.00
Canceled	(28,920)	14.00

Outstanding—December 25, 2020	1,397,648	$14.04	1.74	$34,648

The weighted-average grant fair value per share for RSUs granted during the nine-month period ended December 25, 2020 was $14.04, and the stock-based compensation expense related to non-vested awards not yet recorded at December 25, 2020 was $17,496, which is expected to be recognized over a weighted-average of 1.74 years. During the nine-month period ended December 25, 2020, 376 shares vested.

The Company also awards PSUs to its senior executive officers based on achievement of medium-term plans (“MTP”) approved in meetings of its Board of Directors for establishing target performances. Each award reflects a target number of shares (“Target Shares”) that may be issued to the award recipient. In fiscal year 2021, these awards are earned upon the completion of a three-year performance period ending March 31, 2023. Whether units are earned at the end of the performance period will be determined based on the achievement of certain performance objectives over the performance period. The performance objectives include achieving certain revenue improvement and cumulative EBITDA levels for the performance period, and also include a performance objective relating to relative total shareholder return (“TSR”). Depending on the results achieved during the three-year performance period, the actual number of shares that a grant recipient may receive at the end of the period ranges from—% to 200% of the Target Shares granted.

The weighted-average fair value of the PSUs was determined using the Monte Carlo simulation model incorporating the following weighted-average assumptions:

Fiscal Year 2021
Performance term	2.42 years
Volatility	49.9%
Risk-free rate of return	0.17%
Dividend yield	—%
Weighted-average fair value per share	$14.00

The following table summarizes the PSU activity for the nine-month period ended December 25, 2020:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding—March 27, 2020	—	$—	—	$—
Granted	650,302	15.05
Vested	—	—
Canceled	—	—

Outstanding—December 25, 2020	650,302	$15.05	2.90	$16,121

PSUs are included at 100%—200% of target goals. The intrinsic value of the PSU’s vested during the nine-month period ended December 25, 2020 was $16,121. The total compensation cost related to non-vested awards not yet recorded at December 25, 2020 was $9,320, which is expected to be recognized over a weighted average of 2.90 years. No shares were vested during the nine-month period ended December 25, 2020.

The following table summarizes unvested restricted common stock activity for the nine-month period ended December 25, 2020:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)
Outstanding—March 27, 2020	—	$—	—	—
Common stock conversion	459,749	14.00
Vested	(37,161)	14.00
Canceled	—	—

Outstanding—December 25, 2020	422,588	$14.00	2.01	10,476

Upon completion of its IPO, the Company recognized one-time stock-based compensation charges of $40,440 in connection with the vesting of all outstanding shares of Class A common stock, $1,610 in connection with the automatic acceleration of 25% of the standard vesting term of shares of Class L common stock and $1,028 with the RSU Conversion Program (see above and Note 12, “Management Long-Term Cash Incentive Program”). In addition, the Company recognized stock-based compensation charges of $144 and $1,169 for its Class L common stock for the three- and nine-month periods ended December 25, 2020, respectively, and stock-based compensation charges of $2,131, $467 and $73 for its RSUs, PSUs and restricted common stock, respectively, for the three- and nine-month periods ended December 25, 2020. All stock-based compensation charges in fiscal 2020 related to expensing of the Company’s Class L common stock. The Company recorded stock-based compensation expense in the following expense categories of its unaudited consolidated statements of operations:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Cost of sales	$4,694	$47	$4,844	$137
Research and development	2,984	20	3,037	65
Selling, general and administrative	38,198	236	39,020	849

Total stock-based compensation	$45,876	$303	$46,901	$1,051

17. Common Stock and Stock-Based Compensation

The Company has two classes of common stock, Class A common stock and Class L common stock. The Company’s Board of Directors authorized 12,500,000 shares of Class A common stock at par value of $0.01, out of which the Company issued 6,720,000 to Sanken in exchange for its previous common shares. The previous single class of common stock was retired in full. The Company sold 2,880,000 of newly-issued shares of Class A common stock, representing a 28.8% ownership interest, to OEP for cash consideration of $291,000. The stock issuance proceeds were recorded net of $9,260 of related transaction costs. The Company’s Board of Directors authorized 1,000,000 shares of Class L common stock at a par value of $0.01.

Both Class A and Class L common stock are entitled to dividends, when, and if declared by the Board of Directors. Holders of shares of Class A common stock are entitled to a priority dividend of 8%. After holders of shares of Class A common stock receive an annualized return on capital of 8%, distributions of the remaining value are split between holders of shares of Class A common stock and Class L common stock based on the achievement of certain return targets.

Each outstanding share of Class A common stock entitles the holder to one vote on each matter submitted to a vote of the stockholders of the Company, including the election of the Board of Directors. Holders of Class L common stock are not entitled to vote.

In the event of voluntary or involuntary liquidation, dissolution or winding-up of the Company, any amounts available for distribution by the Company will be paid to the holders of Class A common stock and Class L common stock, as if such distribution were a dividend paid, factoring in the priorities as described above.

Upon the earliest of (i) an initial public offering; (ii) change of control; (iii) the date OEP and its affiliates cease to own any shares of capital stock of the Company; or (iv) at the election of the Board of Directors, any merger transaction involving the Company or its subsidiaries, each outstanding share of Class L common stock will convert into Class A common stock.

Also, in connection with the OEP transaction, the Company granted 400,000 of unvested Class A shares and 597,400 of unvested Class L shares to certain Company employees. The Class A shares vest to the grantees over a service period of 60 months. However, they remain subject to the Company’s repurchase right at par value in the event that either (i) a change in control has not occurred or (ii) the Company has not consummated an IPO by the seventh anniversary of the OEP transaction. As of March 27, 2020, the Company was not able to determine whether such a change in control or IPO is probable and therefore no amount of stock-based compensation was recognized for the unvested Class A shares. If such a change in control or IPO occurs, the unvested Class A shares will immediately become vested and the Company will recognize $40,440 of one-time stock-based compensation (400,000 shares to management at $101.10 per share) at that time.

The Class L unvested shares vest on a straight-line basis over a service period of four years. Class L unvested shares have no other vesting conditions. If an IPO occurs, 25% of the unvested awards will accelerate vesting if 25% or more of the awards are unvested at the time of the IPO. If a change in control occurs, 100% of the then unvested awards will accelerate vesting.

The following table summarizes the Class A common stock awards activity for the fiscal years ended as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding—March 29, 2019	400,000	$101.10	5.52	$40,440

Outstanding—March 27, 2020	400,000	$101.10	4.52	$40,440

Unvested—March 27, 2020	400,000	$101.10	4.52	$40,440

There were no Class A common stock awards granted, vested, cancelled or forfeited during fiscal year 2020.

The following table summarizes the Class L common stock awards activity since March 29, 2019:

	Number of Shares	Weighted-Average Grant-Date Fair Value	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding—March 29, 2019	607,620	10.62	2.54	$6,454
Granted	30,300	26.93
Canceled	(15,450)	10.03

Outstanding—March 27, 2020	622,470	$11.43	1.62	$7,115

Unvested—March 27, 2020	321,840	$11.67	1.72	$3,757

The unrecognized compensation expense related to unvested Class L common stock awards as of March 27, 2020 was $2,970 which is expected to be recognized over a weighted-average period of 1.62 years. The difference between the aggregate intrinsic value and compensation cost is the result of foreign restrictions that require the award recipients to pay for such grants and therefore the Company will not take stock-based compensation on these awards. As of March 27, 2020, the total number of awards subject to this restriction was 26,220.

The Company recorded stock-based compensation expense in the following expense categories of its consolidated statements of income:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Cost of sales	$181	$183
Research and development	74	87
Selling, general and administrative	1,186	1,165

Total stock-based compensation	$1,441	$1,435